Exhibit 99.1

World Omni Auto Receivables Trust 2021-D
Monthly Servicer Certificate
June 30, 2024

Dates Covered
Collections Period	06/01/24 - 06/30/24
Interest Accrual Period	06/17/24 - 07/14/24
30/360 Days	30
Actual/360 Days	28
Distribution Date	07/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/24	342,013,606.28	24,157
Yield Supplement Overcollateralization Amount 05/31/24	4,529,386.23	0
Receivables Balance 05/31/24	346,542,992.51	24,157
Principal Payments	15,031,984.67	376
Defaulted Receivables	416,364.76	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/24	4,169,829.97	0
Pool Balance at 06/30/24	326,924,813.11	23,760

Pool Statistics	$ Amount	# of Accounts
Pool Factor	27.96%
Prepayment ABS Speed	1.00%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	7,960,363.57	406
Past Due 61-90 days	1,743,288.39	89
Past Due 91-120 days	345,446.45	23
Past Due 121+ days	0.00	0
Total	10,049,098.41	518

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.04%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.63%
Delinquency Trigger Occurred	NO

Recoveries	342,595.45
Aggregate Net Losses/(Gains) - June 2024	73,769.31
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.26%
Prior Net Losses/(Gains) Ratio	-0.01%
Second Prior Net Losses/(Gains) Ratio	0.00%
Third Prior Net Losses/(Gains) Ratio	-0.52%
Four Month Average	-0.07%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.45%

Overcollateralization Target Amount	5,755,408.97
Actual Overcollateralization	5,755,408.97
Weighted Average Contract Rate	4.02%
Weighted Average Contract Rate, Yield Adjusted	5.18%
Weighted Average Remaining Term	32.06

Flow of Funds	$ Amount
Collections	16,456,172.06
Investment Earnings on Cash Accounts	15,142.52
Servicing Fee	(288,785.83)
Transfer to Collection Account	-
Available Funds	16,182,528.75

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	221,395.95
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	9,333,384.20
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,755,408.97
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	803,847.96

Total Distributions of Available Funds	16,182,528.75

Servicing Fee	288,785.83
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 06/17/24	336,258,197.31
Principal Paid	15,088,793.17
Note Balance @ 07/15/24	321,169,404.14

Class A-1
Note Balance @ 06/17/24	0.00
Principal Paid	0.00
Note Balance @ 07/15/24	0.00
Note Factor @ 07/15/24	0.0000000%

Class A-2
Note Balance @ 06/17/24	0.00
Principal Paid	0.00
Note Balance @ 07/15/24	0.00
Note Factor @ 07/15/24	0.0000000%

Class A-3
Note Balance @ 06/17/24	162,858,197.31
Principal Paid	15,088,793.17
Note Balance @ 07/15/24	147,769,404.14
Note Factor @ 07/15/24	38.1438834%

Class A-4
Note Balance @ 06/17/24	121,600,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	121,600,000.00
Note Factor @ 07/15/24	100.0000000%

Class B
Note Balance @ 06/17/24	34,530,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	34,530,000.00
Note Factor @ 07/15/24	100.0000000%

Class C
Note Balance @ 06/17/24	17,270,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	17,270,000.00
Note Factor @ 07/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	289,887.62
Total Principal Paid	15,088,793.17
Total Paid	15,378,680.79

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.81000%
Interest Paid	109,929.28
Principal Paid	15,088,793.17
Total Paid to A-3 Holders	15,198,722.45

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2524714
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.1412586
Total Distribution Amount	13.3937300

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2837617
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	38.9488724
Total A-3 Distribution Amount	39.2326341

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	618.56
Noteholders' Principal Distributable Amount	381.44

Account Balances	$ Amount
Reserve Account
Balance as of 06/17/24	2,877,704.48
Investment Earnings	12,403.82
Investment Earnings Paid	(12,403.82)
Deposit/(Withdrawal)	-
Balance as of 07/15/24	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,331,020.61	$2,528,672.33	$2,302,848.90
Number of Extensions	122	130	119
Ratio of extensions to Beginning of Period Receivables Balance	0.67%	0.69%	0.60%